Development, Exclusivity and Option Products Agreement (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Feb. 28, 2021
Development, Exclusivity and Option Products Agreement [Abstract]
Upfront cash payment	$ 50,000
Commercial sale milestones		$ 14,000
Proceeds of achievement	36,000
Option products	53,000
Non-refundable payment	53,000
Collateralized agreements	6,000
Non-refundable payment	4,000
Additional payable	$ 43,000
Commercial sale	10 years
Written notice period	60 days